Events after the reporting period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

23. Events after the reporting period

On April 10, 2024, the Company announced the appointment of Mr. David W. Nassif to the newly created position of Chief Financial Officer, effective April 15, 2024. As Chief Financial Officer, Mr. Nassif will lead and oversee all of the Company’s financial activities and will be responsible for maintaining the financial health of the company.